Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (104,221,432)	$ (21,055,599)
Depreciation and amortization	9,818,985	8,230,623
Stock based compensation	66,475,029	77,020
Gain on extinguishment of debt	(663,092)	(1,173,744)
Change in fair value of warrant liabilities	790,693	(1,540,895)
Loss on extinguishment of debt	5,820,456	466,580
Changes in fair value of warrant liabilities	(790,693)	1,540,895
Deferred tax provision	499,167	305,356
Allowance for credit losses on trade receivables and write off	1,400,885	72,577
In kind consideration of strategic investment		(1,500,000)
Amortization of debt discount due to warrants	1,602,100	1,121,747
Other	1,301,166	126,513
Changes in operating assets and liabilities:
Accounts receivable	(16,631,361)	(1,615,519)
Prepaid expenses and other current assets	(1,035,084)	(516,776)
Operating lease right-of-use assets	(1,411,335)	(1,200,696)
Other assets	207,873	(350,717)
Accounts payable	2,828,401	(7,286,199)
Accrued expenses and other current liabilities	6,461,880	248,520
Operating lease liabilities	1,528,589	1,237,852
Other liabilities	564,168	(19,675)
Net cash used in operating activities	(26,743,465)	(21,596,598)
Cash Flows from Investing Activities:
Additions to property and equipment	(302,493)	(259,258)
Asset acquisition (note 9)	(784,237)
Proceeds from sale of property and equipment		171,286
Proceeds from sale of marketable securities	258,621	338,242
Purchase of short term investments		(1,085,430)
Proceeds from sale of short term investments	1,066,792
Purchase of strategic investment		(500,000)
Advance to related party (note 28)	(1,777,675)
Purchase of promissory note (note 6)	(686,690)
Cash acquired in purchase of business		2,707,863
Net cash provided by (used in) investing activities	(2,225,682)	1,372,703
Cash Flows from Financing Activities:
Proceeds from issuance of debt, net of issuance costs	115,292,120	14,842,627
Proceeds from exercise of stock options	25,836	60,562
Proceeds from short term borrowing from related party (note 28)	2,213,493
Repayment of short term borrowing from related party (note 28)	(118,633)
Cash distributed to stockholders as part of reorganization	(538,556)
Repayments of debt	(35,674,154)	(6,693,137)
Net cash provided by financing activities	81,200,106	8,210,052
Effect of exchange rates on cash, cash equivalents and restricted cash	(183,245)	(487,180)
Net increase (decrease) in cash and cash equivalents and restricted cash	52,047,714	(12,501,023)
Cash and cash equivalents and restricted cash at beginning of period	8,950,327	21,451,350
Cash, cash equivalents and restricted cash at the end of the period	60,998,041	8,950,327
Cash – Beginning of period	8,839,402
Cash – End of period	16,599,897	8,839,402
Supplemental disclosure of cash flow information:
Cash paid for income taxes	429,546	210,079
Cash paid for interest on borrowings	2,328,597	1,692,341
Redeemable convertible preferred stock issued in connection with an acquisition		69,339,742
In kind consideration of strategic investment		1,500,000
Accretion of redeemable convertible preferred stock		13,463,002
In kind consideration of assets acquisition	3,808,099
Right-of-use assets obtained in exchange for lease obligations	1,917,196
Kludein I Acquisition Corp.
Cash Flows from Operating Activities:
Net income (loss)	5,032,569	(406,026)
Interest earned on marketable securities held in Trust Account	(1,760,120)	(78,398)
Unrealized gain on marketable securities held in Trust Account		(2,211)
Change in fair value of warrant liabilities	(7,205,710)	(1,642,290)
Change in fair value of Working Capital Loan	(341,057)
Deferred tax provision	71,622
Transaction costs allocated to warrants		523,013
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	1,974,451	636,243
Income taxes payable	124,974
Due to Sponsor		(1,000)
Net cash used in operating activities	(2,103,271)	(970,669)
Cash Flows from Investing Activities:
Investment of Extension Funds and Near Extension Loan in Trust Account	(2,060,070)	(172,500,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	579,359
Cash withdrawn from Trust Account in connection with redemption	68,488,691
Net cash provided by (used in) investing activities	67,007,980	(172,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		169,049,999
Proceeds from sale of Private Placement Warrants		5,200,000
Proceeds from Sponsor for Extension Funds	1,373,380	5,000
Proceeds from Working Capital Loan	1,225,000
Proceeds from Near Extension Loan	686,690
Repayment of promissory note - related party		(88,905)
Payment of offering costs		(296,352)
Redemption of Class A common stock	(68,488,691)
Net cash provided by financing activities	(65,203,621)	173,869,742
Net Change in Cash	(298,912)	399,073
Cash – Beginning of period	400,073	1,000
Cash – End of period	101,161	400,073
Supplemental disclosure of cash flow information:
Cash paid for income taxes	177,420
Fair value of Founder Shares attributable to Anchor Investor		4,411,238
Proceeds in excess of fair value of Working Capital Loan on issuance date	462,043
Accretion of redeemable convertible preferred stock		4,252,433
Remeasurement of Class A common stock subject to possible redemption	$ 3,196,047	$ 19,990,222